INVENTORIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORIES

Inventories consisted of the following at September 30, 2023 and December 31, 2022:

	September 30, 2023	December 31, 2022
Raw material	$142,519	$62,462
Work in process	15,265	15,315
Finished goods-health supplements	-	521
Drugs, pharmaceutical and nutritional products	486,273	412,129
Food and beverage, hotel supplies and consumables	77,600	82,646
Total	$721,657	$573,073
Less: reserve for inventory	78,034	73,821
Total inventories, net	$643,623	$499,252

Inventories consisted of the following at December 31, 2022 and 2021:

	December 31, 2022	December 31, 2021
Raw material	$62,462	$-
Work in process	15,315	-
Finished goods-health supplements	521	6,201
Drugs, pharmaceutical and nutritional products	412,129	122,966
Food and beverage, hotel supplies and consumables	82,646	104,287
Total	$573,073	$233,454
Less: reserve for inventory	73,821	-
Total inventories, net	$499,252	$233,454